Note 10 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Liabilities, Gross, Total	$ 1,572,000	$ 1,468,000
Deferred Tax Assets, Net of Valuation Allowance, Total	1,580,000	1,476,000
Deferred Tax Assets, Valuation Allowance, Total	2,043,000	1,881,000
Income Tax Examination, Penalties and Interest Accrued, Total	0	0
Income Taxes Paid, Net, Total	$ 151,000	$ 109,000
Domestic Tax Authority [Member]
Open Tax Year	2015 2016 2017 2018 2019
Operating Loss Carryforwards, Total	$ 8,938,000
Domestic Tax Authority [Member] | Indefinite Tax Credit Carryforward [Member]
Operating Loss Carryforwards, Total	$ 709,000
State and Local Jurisdiction [Member]
Open Tax Year	2015 2016 2017 2018 2019
Operating Loss Carryforwards, Total	$ 9,477,000